Government Subsidy (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Government subsidy	$ 109,000	$ 45,775	$ 103,572
Costs of goods sold
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Government subsidy	65,855	33,317	4,776
Selling and G&A expenses
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Government subsidy	235	323	0
Other Income
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Government subsidy	33,698	5,625	26,927
Acquisition cost of equipment
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Government subsidy	2,387	2,723	4,673
Deferred income
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Government subsidy	$ 6,825	$ 3,787	$ 67,196